Inventory consists of the following:	12 Months Ended
Dec. 31, 2021
Inventory consists of the following:
Inventory consists of the following:

5.    Inventory consists of the following:

	December 31,	December 31,
	2020	2021
Raw materials	579,842	1,008,348
Work in process	2,995	3,915
Finished Goods	381,387	826,011
Merchandise	121,978	220,931
Less: write-downs	(4,649)	(2,853)
Total	1,081,553	2,056,352

Raw materials primarily consist of materials for volume production as well as spare parts used for aftersales services.

Finished goods include vehicles ready for transit at production factory, vehicles in transit to fulfill customer orders, new vehicles available for immediate sale at the Group’s sales and service center locations and charging piles.

Merchandise includes accessories and branded merchandise which can be redeemed by customer loyalty program.

Inventory write-downs recorded in cost of sales for the years ended December 31, 2019, 2020 and 2021 were RMB10,427, RMB5,803 and RMB1,105, respectively.